Aug-11-06 09:57am From-NEW YORK STOCK EXCHANGE [redacted] T-834 P.002/002 F-969

06042960

CIK
40554

Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadhoo@nyse.com

RECD S.E.C.
AUG 1 1 2006
1086

1-6461

CERTNYS

August 11, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
AUG 1 5 2006 E
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GENERAL ELECTRIC CAPITAL CORPORATION, 6.45% Notes due June 15, 2046 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 11, 2006. Tentative listing date – August 14, 2006.

Sincerely,

[signature]